Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ (6,340)	$ (2,353)
Before hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	5,711	6,362
Before hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ 104,203	$ 110,137
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	9.13%	9.22%
Hedging	$ 61	$ 122
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6.74%	6.43%
Hedging	$ 138	$ 206
Before hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.66%	2.09%
Hedging	$ 190	$ 207
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.23%	3.08%
Hedging	$ 1,904	$ 2,543
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	0.24%	0.35%
Hedging	$ 3,138	$ 3,398
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	1.76%	1.88%
Hedging	$ 27,465	$ 26,386
Before hedging [Member] | South African Rand [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging		8.00%
Hedging		$ 666
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	1.94%	1.48%
Hedging	$ 1,399	$ 1,285
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	4.28%	4.18%
Hedging	$ 68,570	$ 74,476
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	7.19%	16.68%
Hedging	$ 709	$ 450
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	8.55%	3.36%
Hedging	$ 82	$ 252
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.95%	2.68%
Hedging	$ 214	$ 234
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.28%	3.70%
Hedging	$ 1,871	$ 1,838
Before hedging [Member] | Peruvian Nuevo Sol [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging		6.87%
Hedging		$ 33
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.83%	3.83%
Hedging	$ 4,173	$ 4,403
After hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	7,038	7,709
After hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ 102,876	$ 108,790
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6.86%	7.61%
Hedging	$ 133	$ 199
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	5.79%	5.86%
Hedging	$ 66	$ 112
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.38%	2.45%
Hedging	$ 206	$ 224
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.23%	3.19%
Hedging	$ 1,904	$ 2,176
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	0.24%	0.35%
Hedging	$ 3,138	$ 3,415
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	1.61%	1.70%
Hedging	$ 35,292	$ 34,251
After hedging [Member] | South African Rand [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging		8.00%
Hedging		$ 666
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.21%	1.43%
Hedging	$ 2,638	$ 2,521
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	4.66%	4.51%
Hedging	$ 59,120	$ 65,394
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	7.19%	16.68%
Hedging	$ 709	$ 450
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	8.55%	2.36%
Hedging	$ 82	$ 252
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.95%	2.68%
Hedging	$ 214	$ 234
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.28%	3.70%
Hedging	$ 1,871	$ 1,838
After hedging [Member] | Peruvian Nuevo Sol [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging		6.87%
Hedging		$ 33
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.80%	3.80%
Hedging	$ 3,541	$ 3,734
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.45%	2.50%
Hedging	$ 1,000	$ 1,000